Cost of goods sold and services rendered - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	$ 138,254	$ 77,041	$ 65,278
Cost of production of manufactured products	1,097,701	944,841	660,627
Purchases	14,535	32,309	9,736
Acquisition of subsidiaries	8,413
Agricultural produce	278,726	255,311	154,712
Transfer to raw material	(81,707)	(80,308)	(50,448)
Direct agricultural selling expenses	25,623	22,642	16,467
Tax recoveries	(17,800)	(19,423)	(21,765)
Changes in net realizable value of agricultural produce after harvest	(22,293)	(12,879)	7,005
Loss of idle capacity	7,507	14,270
Finished goods at end of period	(152,716)	(138,254)	(77,041)
Exchange differences	7,306	(53,129)	(4,139)
Cost of goods sold and services rendered	1,075,747	854,965	611,946
Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	138,254
Finished goods at end of period	(152,716)	(138,254)
Cost of goods sold and services rendered	1,078,737	834,062	615,775
Farming | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	57,397
Finished goods at end of period	(64,023)	(57,397)
Cost of goods sold and services rendered	622,896	465,561	344,878
Sugar, Ethanol and Energy
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	80,857	34,315	36,864
Purchases	856	4,860	6,088
Acquisition of subsidiaries	0
Agricultural produce	11,571	10,944	0
Transfer to raw material	0	0	0
Direct agricultural selling expenses	0	0	0
Tax recoveries	(17,800)	(19,423)	(21,765)
Changes in net realizable value of agricultural produce after harvest	(934)	(1,495)	0
Loss of idle capacity	7,507	14,270
Finished goods at end of period	(88,693)	(80,857)	(34,315)
Exchange differences	7,141	(9,521)	(1,602)
Cost of goods sold and services rendered	455,841	368,501	270,897
Sugar, Ethanol and Energy | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	80,857
Finished goods at end of period	(88,693)	(80,857)
Cost of goods sold and services rendered	455,841	368,501	270,897
Crops | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	37,225	30,267	17,830
Purchases	10,528	26,880	3,648
Acquisition of subsidiaries	0
Agricultural produce	240,469	224,788	137,204
Transfer to raw material	(75,158)	(73,068)	(46,192)
Direct agricultural selling expenses	25,623	22,642	16,467
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	(21,359)	(11,384)	7,007
Loss of idle capacity	0	0
Finished goods at end of period	(37,539)	(37,225)	(30,267)
Exchange differences	2,363	(29,259)	(521)
Cost of goods sold and services rendered	250,662	213,231	149,250
Rice | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	5,015	5,970	5,805
Purchases	1,866	569	0
Acquisition of subsidiaries	8,413
Agricultural produce	0	0	0
Transfer to raw material	(6,549)	(7,240)	(4,256)
Direct agricultural selling expenses	0	0	0
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Loss of idle capacity	0	0
Finished goods at end of period	(13,659)	(5,015)	(5,970)
Exchange differences	(96)	(6,543)	(1,256)
Cost of goods sold and services rendered	160,320	112,045	73,830
Dairy | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	15,157	6,489	4,779
Purchases	1,285	0	0
Acquisition of subsidiaries	0
Agricultural produce	21,647	16,468	15,546
Transfer to raw material	0	0	0
Direct agricultural selling expenses	0	0	0
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	(2)
Loss of idle capacity	0	0
Finished goods at end of period	(12,825)	(15,157)	(6,489)
Exchange differences	(2,102)	(7,806)	(760)
Cost of goods sold and services rendered	203,885	158,077	116,007
All other segments | Farming
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Finished goods at beginning of period	0	0	0
Purchases	0	0	0
Acquisition of subsidiaries	0
Agricultural produce	5,039	3,111	1,962
Transfer to raw material	0	0	0
Direct agricultural selling expenses	0	0	0
Tax recoveries	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Loss of idle capacity	0	0
Finished goods at end of period	0	0	0
Exchange differences	0	0	0
Cost of goods sold and services rendered	5,039	3,111	1,962
Cost of production of manufactured products | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products	869,899	757,385	512,141
Cost of production of manufactured products | Sugar, Ethanol and Energy | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products	455,336	415,408	285,627
Cost of production of manufactured products | Crops | Farming | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products	68,510	59,590	44,074
Cost of production of manufactured products | Rice | Farming | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products	165,330	124,304	79,507
Cost of production of manufactured products | Dairy | Farming | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products	180,723	158,083	102,933
Cost of production of manufactured products | All other segments | Farming | Operating segments
Disclosure of Cost of Goods Sold and Services Rendered [Line Items]
Cost of production of manufactured products	$ 0	$ 0	$ 0